LEASE (Tables)	12 Months Ended
Sep. 30, 2024
Lease
SCHEDULE OF OPERATING LEASES

The Company has operating leases for office and employee accommodation.

Assets/Liabilities	September 30, 2024	September 30, 2023
Assets
Operating lease right-of-use assets	$123,170	$85,662

Liabilities
Operating lease liability - current	$42,277	$85,082
Operating lease liability - non-current	82,674	363
Total	$124,951	$85,445

SCHEDULE OF OPERATING LEASE EXPENSES

The operating lease expenses for the years ended September 30, 2024, 2023 and 2022 were as follows:

Lease Expense	Classification	September 30, 2024	September 30, 2023	September 30, 2022
Operating lease expense	Cost of Revenue	$13,839	$24,312	$39,525
	General and administrative expense	19,881	29,033	33,227
	Research and development expense	66,932	140,133	293,001
	Selling expense	6,820	16,113	35,172
Total		$107,472	$209,591	$400,925

SCHEDULE OF LEASE COST

The following table represents the lease cost for the years ended September 30, 2024, 2023 and 2022.

	Years Ended September 30,
	2024	2023	2022
Amortization of operating lease right of use assets	$101,888	204,715	481,504
Interest on lease liabilities	14,529	2,333	4,067
Short term lease expenses	3,748	4,594	6,719
Total	$120,165	$211,642	$492,290

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

Maturities of operating lease liabilities at September 30, 2024 were as follows:

Maturity of Lease Liabilities	Operating Leases
within one year	$50,746
one to two years	51,803
two to three years	36,931
Total lease payments	139,480
Less: interest	(14,529)
Present value of lease payments	$124,951

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES

Other information related to our operating leases was as follows:

Lease Term and Discount Rate	September 30, 2024	September 30, 2023
Weighted-average remaining lease term (years)
Operating leases	2.67	0.50

Weighted-average discount rate (%)
Operating leases	8%	8%